Stockholders' Equity And Common Stock Subject To Possible Redemption - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 12, 2021
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				5,000,000	30,000,000
Common shares, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				1,437,500	1,807,500
Common shares, shares outstanding (in shares)				1,437,500	1,807,500
Common stock and subject to possible redemption outstanding					7,557,500
Common stock and subject to possible redemption issued					7,557,500
Common stock subject to possible redemption, outstanding (in shares)				0	5,750,000
Aggregate purchase price		$ 0	$ 1,700,000	$ 25,000 [1]	$ 1,700,000
Purchase price, per unit				$ 10.00	$ 10.00	$ 10.00
Number of shares reclassificied from temporary to permanent equity					1,807,500
Chardan [Member]
Class of Stock [Line Items]
Number of shares issued	170,000
Aggregate purchase price	$ 1,700,000
Purchase price, per unit	$ 10.00

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).